Exhibit 99.2

Monthly Investor Report: Verizon Master Trust - VZMT 2023-4

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
April 2026		05/20/2026		35		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$ 37,800,000.00		5.16%			5.16%
Class A-1b	6/22/26	06/20/2029	$ 75,000,000.00	30	SOFR +0.85%	05/13/2026	3.64285%	4.49%
Class B	6/22/26	06/20/2029	$ 54,500,000.00		4.57%			4.57%
Class C	6/22/26	06/20/2029	$ 32,700,000.00		5.65%			5.65%

Total			$800,000,000.00

Series 2023-4 Allocation % x Group One Available Funds	$53,040,315.76
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$53,040,315.76

Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$58.81	$58.81	$0.00	$0.00	$53,040,256.95
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$53,040,256.95
Asset Representations Reviewer Fee	$30.69	$30.69	$0.00	$0.00	$53,040,226.26
Supplemental ARR Fee	$122.75	$122.75	$0.00	$0.00	$53,040,103.51
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$53,038,853.51
Servicing Fee	$620,313.63	$620,313.63	$0.00	$0.00	$52,418,539.88
Class A-1a Note Interest	$2,312,540.00	$2,312,540.00	$0.00	$0.00	$50,105,999.88
Class A-1b Note Interest	$655,207.29	$655,207.29	$0.00	$0.00	$49,450,792.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,450,792.59
Class B Note Interest	$207,554.17	$207,554.17	$0.00	$0.00	$49,243,238.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,243,238.42
Class C Note Interest	$153,962.50	$153,962.50	$0.00	$0.00	$49,089,275.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,089,275.92
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$49,089,275.92
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,089,275.92
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$49,089,275.92
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$49,089,275.92
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$49,089,275.92
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$49,089,275.92
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$49,089,275.92
Class R Interest	$49,089,275.92	$49,089,275.92	$0.00	$0.00	$0.00

Total	$53,040,315.76	$53,040,315.76	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b	$0.00	$0.00	$655,207.29	$0.00	$0.00	$655,207.29
Class B	$0.00	$0.00	$207,554.17	$0.00	$0.00	$207,554.17
Class C	$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total	$0.00	$0.00	$3,329,263.96	$0.00	$0.00	$3,329,263.96

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.30	$0.00	$4.30	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$1,000.00	$3.74	$0.00	$3.74	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$3.81	$0.00	$3.81	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$1,000.00	$4.71	$0.00	$4.71	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$1,000.00	$4.16	$0.00	$4.16	$800,000,000.00	1.00	$800,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$400,000,000.00		400,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.